Fair Value, Measurements From Brokers or Third Party Pricing Services (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets
Available-for-sale, at fair value	$ 257,442	$ 252,007
Fair value asset derivatives	88,474	72,700
Financial liabilities
Fair value liability derivatives	(83,781)	(73,359)
Brokers [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	0	0
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Trading assets	0	122
Available-for-sale, at fair value	1,187	2,158
Fair value asset derivatives	1	5
Financial liabilities
Fair value liability derivatives	(1)	(12)
Other liabilities	0	(115)
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	1,187	2,158
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	152	621
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	1,035	1,537
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Trading assets	0	1
Available-for-sale, at fair value	601	722
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	601	722
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	601	722
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Trading assets	2	1,804
Available-for-sale, at fair value	19,899	557
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	19,899	557
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	19,899	557
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Trading assets	105	652
Available-for-sale, at fair value	227,070	238,365
Fair value asset derivatives	290	417
Financial liabilities
Fair value liability derivatives	(292)	(418)
Other liabilities	(1)	(36)
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	226,501	237,735
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	5,905	5,723
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	42,666	39,257
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	135,997	148,074
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	41,933	44,681
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	569	630
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Trading assets	0	3
Available-for-sale, at fair value	735	989
Fair value asset derivatives	0	3
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	735	989
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	61	63
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	133	180
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	541	746
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	$ 0	$ 0